Stock - Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail) - Employee Stock Option - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period	32,491,917	54,214,165	81,992,420
Equity shares allocated for grant under the plan	95,000,000	0	0
Options granted	(23,146,660)	(24,384,690)	(30,480,145)
Forfeited/lapsed	4,476,527	2,662,442	2,701,890
Options available to be granted, end of period	108,821,784	32,491,917	54,214,165